Consolidated Condensed Interim Statement of Cash Flows (Unaudited) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended		33 Months Ended	36 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Cash flows from operating activities
Loss for the year	$ (7,405,319)	$ (411,535)	$ (108,759)	$ (2,400,363)	$ (1,333,011)	$ (3,842,133)	$ (11,247,452)
Items not affecting cash
Accrued interest	1,955	1,864		7,521	6,831	14,352	16,307
Change in fair value of derivative liability	2,543,574			(318,502)		(318,502)	2,225,072
Issuance of shares to Valent for future royalty reduction	598,000						598,000
Non-cash derivative issue costs	2,201,008						2,201,008
Units issued for services		45,036		180,144	95,140	275,284	275,284
Warrants issued for patents					89,432	89,432	89,432
Warrants issued for services		49,379		49,379		49,379	49,379
Share-based compensation	272,902	187,329	32,091	1,130,240	95,140	1,257,471	1,530,373
Prototype drug product					250,000	250,000	250,000
Net income (loss) after adjustments of non-cash items	(1,787,880)	(127,927)	(76,668)	(1,351,581)	(796,468)	(2,224,717)	(4,012,597)
Changes in non-cash working capital
Taxes and other receivables	(31,395)	17,708	(14,785)	(6,697)	(24,017)	(45,499)	(76,894)
Prepaid expenses	(54,752)	(43,893)	(10,099)	(14,581)	(4,098)	(28,778)	(83,530)
Accounts payable and accrued liabilities	(98,722)	14,708	31,000	865,007	99,297	995,304	805,811
Related party payables	(151,718)	(7,840)	21,363	(70,183)	496,597	447,777	296,059
Changes in non-cash working capital total	(336,587)	(19,317)					941,446
Net cash flows from operating activities	(2,124,467)	(147,244)	(49,189)	(578,035)	(228,689)	(855,913)	(3,071,151)
Cash flows from financing activities
Net proceeds from the issuance of units	9,639,520	2,113,575		671,570	190,826	862,396	10,501,916
Deferred costs				(90,771)		(90,771)
Net proceeds from the issuance of common shares			73,564		28,506	102,070	102,070
Net cash flows from financing activities	9,639,520	2,113,575	73,564	580,799	219,332	873,695	10,603,986
Increase (Decrease) in cash and cash equivalents	7,515,053	1,966,331	24,375	2,764	(9,357)	17,782	7,532,835
Cash and cash equivalents - beginning of period	17,782	15,018		15,018	24,375
Cash and cash equivalents - end of period	7,532,835	1,981,349	24,375	17,782	15,018	17,782	7,532,835
Supplementary information
Issuance of shares for the settlement of accounts payable				253,050		253,050	253,050
Issuance of units for the settlement of accounts payable (notes 6 and 8)					23,785	23,785	23,785
Non-cash share issuance costs (note 7)	6,288,594				14,295	14,295	6,302,889
Acquisition of common shares by Del Mar Employee Share Purchase Trust (note 7)			1,904			1,904
Non-cash acquisition of the Prototype drug product (note 3)			250,000			250,000
Settlement of accounts payable with loan payable (note 3)					250,000	250,000	250,000
Deferred costs	$ 90,771